Debt (Details Narrative) $ / shares in Units, Integer in Thousands																																		1 Months Ended			3 Months Ended											6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2024 $ / shares shares	Jul. 12, 2024 USD ($)	Jun. 20, 2024 USD ($)	May 30, 2024 USD ($)	May 17, 2024 USD ($) $ / shares	May 16, 2024 USD ($) $ / shares	Feb. 28, 2024 USD ($) $ / shares shares	Feb. 13, 2024 USD ($)	Feb. 01, 2024 $ / shares	Dec. 07, 2023 USD ($)	Nov. 20, 2023 USD ($) $ / shares shares	Sep. 05, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 13, 2023 USD ($)	Jun. 02, 2023 USD ($)	May 11, 2023 USD ($) Integer $ / shares shares	May 05, 2023 USD ($)	Apr. 04, 2023 USD ($) shares	Mar. 24, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares	Feb. 23, 2023 USD ($)	Jan. 01, 2023 USD ($)	Oct. 25, 2022	Sep. 13, 2022 USD ($) $ / shares shares	Aug. 03, 2022 USD ($) $ / shares shares	Aug. 01, 2022 shares	Jul. 19, 2022 USD ($) $ / shares	Jan. 26, 2022 USD ($)	Jan. 14, 2022 USD ($)	Jan. 13, 2022 USD ($) $ / shares shares	Dec. 30, 2021 USD ($)	Oct. 25, 2021 USD ($) $ / shares shares	Sep. 15, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Sep. 30, 2023 USD ($)		Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)		Nov. 20, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares		Jul. 22, 2024 USD ($)	Oct. 31, 2023 USD ($)	May 09, 2023 USD ($)	Dec. 21, 2022 USD ($)	Dec. 05, 2022 $ / shares	Nov. 30, 2022	Jan. 12, 2022 $ / shares
Debt instrument face value																								$ 13,006,022										$ 19,338,000			$ 25,999,000			$ 19,338,000									$ 25,999,000		$ 19,338,000
Aggregate debt amount																									$ 1,100,000
Debt conversion, shares | shares																									11,734																										50,000
Conversion price | $ / shares							$ 3.78																		$ 93.75
Issuance to purchase of warrants | $ / shares							$ 0.01																							$ 237.50																													$ 19.00		$ 331.50
Principal amount							2.00%
Debt instrument conversion amount																																																			$ 1,500,000
Percentage of outstanding shares																4.99%
Aggregate deposit amount																								1,000,000.0
Increase in principal amount																								$ 520,241
Escrow deposit description																								on or before October 17, 2022, the Company (i) must deposit $1,000,000 into escrow as the Third Deposit, (ii) will not be required to make the second deposit of $1,950,000 pursuant to the Addendum and the Addendum Agreement, or redeem the first tranche of October Secured Notes. Additionally, the First Reconcile Date was extended to October 12, 2022. The Company gave notice to the Noteholders on October 10, 2022 that the Company would be conducting an equity financing. This in turn paused the commencement of (a) the Second Conversion and the Second Reconcile Date, and (b) the Third Conversion and the Third Reconcile Date, in each case, for forty-five (45) Trading Days, each as defined in the Addendum. This also had the effect of pausing the Company’s requirement to make the Third Deposit of $1,000,000 under the October Purchase Agreement as amended by the Addendum, for 45 Trading Days. The 45-day trading window opened on December 20, 2022 to allow the Noteholders to apply the 20% discount to the 5-day VWAP of the Company’s stock.
Warrant exercisable term																								5 years																											4 years 1 month 13 days
Extinguishment of debt																																				$ 12,800,000
Debt face amount																																					3,400,000												3,400,000
Loss on debt extinguishment							$ 5,800,000																														1,203,000					$ (769,000)							(7,495,000)	$ (2,350,000)	$ (3,904,000)		$ (11,130,000)
New warrants issued to non-lenders																								$ 892,000
Debt, fair value																																																					12,300,000
Debt principal balance outstanding																																					3,100,000												3,100,000				13,000,000.0
Change in exercise price																																																					370,000
Accrued interest																				18.00%																																								18.00%
Debt default, amount																				$ 617,000
Extension fee																$ 250,000																																	325,000
Percentage of principal outstanding																14.00%
Debt instrument, prepayment penalty, percentage																																																			20.00%
Prepayment penalty description																																																			Under the new Transaction Documents, in the event the prepayment occurs between February 15, 2024 and July 24, 2024, prepayment penalty is reduced to 10%
Debt instrument conversion price exceeds | $ / shares																																																			$ 5.00
Loss on revaluation of Debt											$ 911,000																																								$ 584,000
Payments for Other Fees																																																			250,000
Note conversions																																		3,100,000			2,166,000	$ 2,689,000	$ 1,023,000	3,570,000		650,000		$ 400,000		$ 1,394,000					6,013,000		3,295,000
Convertible debt, fair value																																		8,500,000						8,500,000											8,500,000
Convertible debt																																		$ 8,700,000						$ 8,700,000											$ 8,700,000
Interest rate																																		14.00%						14.00%											14.00%
Principal and interest payments																																					$ 9,200,000												9,200,000
Debt instrument description							For every one $6.00 Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five-year warrants with an exercise price of $0.01, 1.6 new five-year warrants with an exercise price of $4.20, and 1.6 new five-year warrants with an exercise price of $5.70.
Maximum borrowing capacity																																	$ 1,000,000.0
Interest rate																																	0.75%
Line of credit																						$ 1,000,000.0
Repayments of line of credit																																																		$ 350,000	$ 350,000		4,491,000
Line of credit																																																					350,000
Accrued interest paid																				$ 617,000
Floor price description							ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.
Warrants outstanding | shares							850,000																											1,148,269	[1]		3,222,446			1,148,269	[1]								3,222,446		1,148,269	[1]
Borrowings																																					$ 8,100,000												$ 8,100,000						$ 2,160,000
Loss on debt					$ 1,400,000
Prepaid expenses and other current assets																																		1,416,000			5,662,000			1,416,000									5,662,000		1,416,000		1,107,000
Other assets																																		2,954,000			8,718,000			2,954,000									8,718,000		2,954,000		1,150,000
Warrant liability																																																	0
Key Bank National Association [Member]
Repayments of line of credit																																																					650,000
NYDIG ABL LLC [Member]
Debt instrument face value										$ 10,300,000
Proceeds from collateralized assets												$ 3,400,000
Gain (loss) on disposition of assets																																																			251,000
Loss contingency, damages sought, value										10,300,000
Debt, current																																		9,200,000						9,200,000											9,200,000
Penalty fee																																																			1,000,000.0
Accrued interest and penalty																																		936,000						936,000											936,000
NYDIG [Member]
Interest expense, debt																																					370,000												1,100,000
Proceeds from collateralized assets												3,400,000
Gain (loss) on disposition of assets																																																			251,000
Loss contingency, damages sought, value										$ 10,300,000
Debt, current								$ 9,200,000
Penalty fee								1,000,000.0
Accrued interest and penalty																																		936,000			1,900,000			936,000									1,900,000		936,000
Key Bank National Association [Member]
Maximum borrowing capacity																																	$ 1,000,000.0
Interest rate																																	0.75%
Line of credit																						$ 350,000
Repayments of line of credit																																																			350,000
NYDIG [Member]
Debt instrument face value																																		10,546,000			9,183,000			10,546,000									9,183,000		10,546,000		14,387,000
Aggregate debt amount																																																			9,800,000
Debt principal balance outstanding																																		9,183,000			9,183,000			9,183,000									$ 9,183,000		9,183,000		$ 10,546,000
Monthly principle payment																																																			730,000
Principal amount																																		$ 4,600,000						$ 4,600,000											$ 4,600,000
Soluna MCLLC [Member]
Equity interest ownership percentage																												100.00%
Subsequent Event [Member]
Debt instrument face value							$ 5,000,000
Conversion price | $ / shares							$ 3.78
Issuance to purchase of warrants | $ / shares	$ 0.01						$ 0.01
Principal amount							2.00%
Debt instrument conversion shares | shares	140,000
Debt instrument conversion price | $ / shares	$ 0.01
Debt instrument description							For every one Repriced Warrant exercised by a Purchaser, such Purchaser shall receive 1.36 new five year warrants with an exercise price of $0.01, 1.6 new five year warrants with an exercise price of $4.20, and 1.6 new five year warrants with an exercise price of $5.70.
Floor price description							ATM Floor Price means $10 per share initially, which is reduced to $8 per share six months after the ATM is effective and $6 per share 12 months after the after the effective date of the ATM.
Warrants outstanding | shares							850,000
Warrants and rights outstanding							$ 51,618
Warrant liability							$ 530,569
Subsequent Event [Member] | NYDIG ABL LLC [Member]
Borrowings								9,200,000
Maximum [Member]
Percentage of principal outstanding																20.00%
Maximum [Member] | Subsequent Event [Member]
Conversion price | $ / shares	135.25
Note Warrant [Member]
Conversion price | $ / shares																																		$ 19.00						$ 19.00											$ 19.00
Noteholders [Member]
Exercise of warrants | shares																														3,400
Issuance to purchase of warrants | $ / shares																																																					$ 19.00
Debt instrument conversion amount																											$ 2,200,000
Aggregate deposit amount																											$ 950,000																															$ 950,000
Debt maturities repayment terms																																																					the Company also agreed to amend certain existing warrants to purchase up to an aggregate of: (i) 23,681 shares of our Common Stock at an exercise price of $237.50 per share and an expiration date of October 25, 2026; (ii) 40,000 shares of our Common Stock at an exercise price of $87.50 per share and with an expiration date of September 13, 2027; (iii) 40,000 shares of our Common Stock at an exercise price of $112.50 per share and with an expiration date of September 13, 2027; (iv) 40,000 shares of our Common Stock at an exercise price of $137.50 per share and with an expiration date of September 13, 2027; (v) 40,000 shares of our Common Stock at an exercise price of $7.50 per share and an expiration date of September 13, 2027; and (vi) 3,400 shares of Common Stock at an exercise price of $187.50 and an expiration date of January 14, 2025, held by the Noteholders (collectively, the “Noteholder Warrants”) so that the amended Noteholder Warrant would have an exercise price of $19.00 per share.
Common Stock [Member]
Exercise of warrants | shares																														3,400
Percentage of outstanding shares																											20.00%
Note conversions																																					$ 1,000	$ 1,000		$ 2,000	[2]		[2]		[2]		[2]				$ 2,000	[3]		[3]
Class C Warrant [Member]
Shares issued during exchange | shares																										11,841
Common Stock Trading One [Member]
Consecutive trading days | Integer																10
Convertible stock price trigger, per share | $ / shares																$ 12.50
Trade on shares | shares																40,000
Common Stock Trading Two [Member]
Consecutive trading days | Integer																10
Convertible stock price trigger, per share | $ / shares																$ 17.50
Trade on shares | shares																40,000
Common Stock Trading Three [Member]
Consecutive trading days | Integer																10
Convertible stock price trigger, per share | $ / shares																$ 22.50
Trade on shares | shares																40,000
Repriced Warrant [Member]
Issuance to purchase of warrants | $ / shares																																		$ 0.01						$ 0.01											$ 0.01
Debt instrument conversion amount																																																			$ 4,700,000
Debt instrument conversion shares | shares																																																			150,000
Debt instrument conversion price | $ / shares																																																			$ 3.78
Repriced Warrant [Member] | Subsequent Event [Member]
Debt instrument conversion price | $ / shares									$ 31.33
Warrants outstanding | shares							478,951
Warrant exercise price decrease | $ / shares							$ 6.00
Three Point Seven Eight Warrants [Member]
Warrants outstanding | shares							320,005
Warrant exercise price decrease | $ / shares							$ 3.78
Six Point Zero Zero Repriced Warrants [Member]
Warrants outstanding | shares							478,951
Warrant exercise price decrease | $ / shares							$ 6.00
Amended Class C Warrants [Member]
Exercise of warrants | shares																																					529,161												529,161
Issuance to purchase of warrants | $ / shares					$ 4	$ 6
Issuance to purchase of warrants percentage					61.83%
Deemed dividend																																																	$ 66,000
Share-Based Payment Arrangement, Tranche Three [Member]
Debt instrument conversion amount																											$ 1,100,000
Aggregate deposit amount																											$ 1,950,000
Share-Based Payment Arrangement, Tranche Three [Member] | Noteholders [Member]
Conversion price | $ / shares																											$ 1.20
Converted secured notes | $ / shares																											$ 1.00
Class D Warrant [Member]
Issuance to purchase of warrants | $ / shares																								$ 87.50
Adjustments warrants | shares																								40,000
Class E Warrant [Member]
Issuance to purchase of warrants | $ / shares																								$ 112.50
Adjustments warrants | shares																								40,000
Class F Warrant [Member]
Issuance to purchase of warrants | $ / shares																								$ 137.50
Adjustments warrants | shares																								40,000
Class G Warrant [Member]
Issuance to purchase of warrants | $ / shares																								$ 187.50
Adjustments warrants | shares																								40,000
New Warrants [Member]
Loss on debt extinguishment																								$ 8,600,000
Amortized debt issuance cost																								$ 892,000
Class A Warrants [Member]
Issuance to purchase of warrants | $ / shares																$ 12.50
Series A preference shares issued, shares | shares																240,000
Class B Warrants [Member]
Issuance to purchase of warrants | $ / shares																$ 20.00
Series A preference shares issued, shares | shares																80,000
Warrant One [Member]
Issuance to purchase of warrants | $ / shares																																					$ 0.01												$ 0.01
Warrants issued | shares																																																	719,658
Warrant Two [Member]
Issuance to purchase of warrants | $ / shares																																					4.20												$ 4.20
Warrants issued | shares																																																	846,657
Warrant Three [Member]
Issuance to purchase of warrants | $ / shares																																					$ 5.70												$ 5.70
Warrants issued | shares																																																	846,657
October Secured Notes [Member]
Debt instrument face value																																																					13,000,000.0
Conversion price | $ / shares																				$ 7.50
Principal amount																							8.00%
Debt instrument maturity date																							Apr. 25, 2023
Accrued interest rate																							18.00%
Debt face amount																																				$ 14,100,000
Common Class B [Member]
Adjustments warrants | shares																								17,223
Promissory Note [Member]
Aggregate debt amount																																																			$ 900,000
Debt conversion, shares | shares																		58,673	53,517
Purchase price																																																			$ 300,000
Interest rate																																		15.00%						15.00%											15.00%
Repayment of principal																		$ 325,000	$ 300,000
Interest payable, current																		10,000	9,000
Interest expense, debt													$ 13,000		$ 13,000		$ 13,000	$ 105,000	$ 92,000
Principal and interest payments													$ 275,000		$ 275,000		$ 275,000
Navitas Term Loan [Member]
Debt instrument face value																																		$ 1,681,000			$ 292,000			$ 1,681,000									$ 292,000		$ 1,681,000
Principal and interest payments																																		547,000						547,000											547,000
Long term debt, current																																		1,700,000						1,700,000											1,700,000
Borrowings
Holders [Member]
Adjustments warrants | shares																																					530,569												530,569
Warrants outstanding | shares																																					51,618												51,618
Noteholders [Member]
Warrants outstanding | shares																																					51,618												51,618
Warrant repriced price per share | $ / shares																																					$ 6.00												$ 6.00
Non Noteholders [Member]
Warrants outstanding | shares																																					51,618												51,618
Warrants and rights outstanding																																					$ 386,000												$ 386,000
Securities Purchase Agreement [Member]
Debt instrument face value																																$ 16,300,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Conversion price | $ / shares	$ 5.00
Securities Purchase Agreement [Member] | October Warrants [Member]
Exercise of warrants | shares																																71,043
Securities Purchase Agreement [Member] | October Warrants [Member] | Class A Warrant [Member]
Issuance to purchase of warrants | $ / shares																																$ 12.50
Securities Purchase Agreement [Member] | October Warrants [Member] | Class B Warrant [Member]
Issuance to purchase of warrants | $ / shares																																15
Securities Purchase Agreement [Member] | October Warrants [Member] | Class C Warrant [Member]
Issuance to purchase of warrants | $ / shares																																$ 18
Securities Purchase Agreement [Member] | Common Stock Purchase Warrants [Member]
Exercise of warrants | shares																																1,776,073
Securities Purchase Agreement [Member] | Common Stock Purchase Warrants [Member] | Class A Warrant [Member]
Issuance to purchase of warrants | $ / shares																																$ 312.50
Securities Purchase Agreement [Member] | Common Stock Purchase Warrants [Member] | Class B Warrant [Member]
Issuance to purchase of warrants | $ / shares																																375
Securities Purchase Agreement [Member] | Common Stock Purchase Warrants [Member] | Class C Warrant [Member]
Issuance to purchase of warrants | $ / shares																																$ 450
Securities Purchase Agreement [Member] | October Secured Notes [Member]
Debt instrument face value																																$ 16,300,000
Aggregate debt amount																																$ 15,000,000
Debt conversion, shares | shares																																1,776,073
Conversion price | $ / shares																																$ 9.18
Securities Purchase Agreement [Member] | Secured Convertible Notes [Member]
Debt conversion, shares | shares																																71,043
Conversion price | $ / shares																																$ 229.50
Third Amendment Agreement [Member]
Debt instrument conversion amount											4,700,000
Prepayment of debt											$ 1,500,000
Debt instrument conversion shares | shares											150,000
Debt instrument conversion price | $ / shares											$ 0.01
Note conversions																																																$ 1,600,000
Second Amendment [Member]
Debt instrument face value																$ 13,300,000
Debt face amount																10,940,000
Loss on debt extinguishment																1,900,000
Loss on revaluation of Debt																554,000
Second Amendment [Member] | New Warrants [Member]
Debt face amount																$ 1,300,000
Two Note Payable Agreements [Member]
Debt instrument face value														$ 235,000
Principal amount														15.00%
Debt instrument maturity date														Apr. 15, 2024
Loss on debt extinguishment														$ 33,000
Debt instrument description														The Company can prepay the notes by paying the full amount owed plus an additional 20%
Notes payable current														$ 235,000
Prepayment debt fee, rate														20.00%
Prepayment debt fee														$ 47,000
Master Agreement [Member]
Debt instrument face value																													$ 4,600,000
Aggregate debt amount																												$ 9,800,000	$ 4,600,000
Interest rate																													14.00%
Interest payable, current																					$ 560,000													242,000						242,000											$ 242,000
Subordinated borrowing terms and conditions																																																			the principal balance of $10.5 million became due immediately and the Borrower was to bear interest, at a rate per annum equal to 2.0% plus the rate per annum otherwise applicable to such obligations set forth in the Master Agreement.
Accrued interest and penalty																																																					$ 274,000
Proceeds from collateralized assets												$ 3,400,000									3,400,000
Accrued interest and penalty																																		936,000						936,000											$ 936,000					$ 694,000
Master Agreement [Member] | Subsequent Event [Member]
Debt, current								9,200,000
Penalty fee								$ 1,000,000.0
Master Agreement [Member] | NYDIG [Member]
Aggregate debt amount																															$ 14,400,000
Consent And Waiver Agreement [Member]
Aggregate debt amount																														$ 3,000,000
Loan And Security Agreement [Member]
Debt instrument face value																																					14,057,000												14,057,000
Principal and interest payments
Long term debt, current																																					5,054,000												5,054,000
Borrowings																																					8,100,000												8,100,000
Loan And Security Agreement [Member] | Navitas Term Loan [Member]
Debt instrument face value																																		2,254,000			$ 1,707,000			2,254,000									$ 1,707,000		$ 2,254,000						$ 2,050,000
Debt instrument maturity date																																																	May 09, 2025		May 09, 2025
Interest rate																																					15.00%												15.00%								15.00%
Interest expense, debt																																																			$ 204,000
Principal and interest payments																																		547,000			$ 1,409,000			547,000									$ 1,409,000		547,000
Debt, current																																		1,681,000			292,000			1,681,000									$ 292,000		1,681,000
Fourth Amendment Agreement [Member]
Gain on revaluation associated with the warrant liability				$ 1,600,000																																			$ 1,500,000
Master Equipment Finance Agreement [Member]
Interest payable, current																					560,000
Proceeds from collateralized assets																					$ 3,400,000
Loan Agreement [Member] | D V C C And Navitas West Texas Investments S P V L L C [Member]
Debt instrument face value																																																									$ 2,050,000
Debt instrument maturity date																																																	May 09, 2025
Interest rate																																																									15.00%
Interest expense, debt																																					21,000												$ 122,000
Principal and interest payments																																		547,000			1,400,000			547,000									1,400,000		547,000
Long term debt, current																																		$ 1,700,000			292,000			$ 1,700,000									292,000		$ 1,700,000
Equipment Loan Agreement [Member]
Debt instrument maturity date						May 16, 2027
Interest rate						15.00%
Principal amount						$ 720,000
Borrowings					$ 720,000	$ 1,000,000.0
Deferred financing costs																																																							$ 118,000
Prepaid expenses and other current assets																																					39,000												39,000
Other assets																																					64,000												64,000
Equipment Loan Agreement [Member] | Interest Expense [Member]
Amortization of debt issuance costs																																																	15,000
Note Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument face value			$ 12,500,000
Debt instrument maturity date			Jun. 20, 2027
Interest rate			9.00%
Warrant description			As further inducement for the Investor to purchase the Note, Soluna Cloud issued to the Investor a warrant (the “Warrant”) exercisable within three years from June 20, 2024 for a number of shares of common stock of Soluna Cloud equal to the sum of (a) 12.5% of Soluna Cloud’s issued and outstanding common stock as of the date of the Warrant divided by 0.875, plus (b) the percentage of each Qualified Issuance (as defined below) divided by 0.875.
Additional common stock issued			$ 112,500,000
Warrant liability			$ 314,000
Note Purchase Agreement [Member] | New Accredited Investors [Member]
Debt instrument face value		$ 1,250,000
Warrant description		To further incentivize the Additional Investors, Soluna Cloud issued warrants (the “Cloud Additional Warrants”) to each Additional Investor. These Cloud Additional Warrants are exercisable within three years from the effective date of the June SPA Amendment. They allow the purchase of a number of shares of Soluna Cloud common stock equal to 1.25% of Soluna Cloud’s issued and outstanding common stock as of the Cloud Additional Warrant date, divided by 0.9875, plus 1.25% of each Qualified Issuance, divided by 0.9875.
Additional common stock issued		$ 111,250,000
Warrant liability		$ 13,000
June S P Aand June S P A Amendment [Member]
Related party debt																																					$ 430,000												$ 466,000

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.
[2]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Basis of Presentation,” for details.
[3]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.